Leases (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Leases [Abstract]
Schedule of total lease costs
	Three Months Ended June 30, 2022	Six Months Ended June 30, 2022
Finance lease cost
Amortization of right-of-use assets	$91	$182
Interest on lease liabilities	173	351
Total finance lease cost	264	533

Operating lease cost	699	1,532
Variable lease cost	267	401
Total lease cost	$1,230	$2,466

Schedule of future lease payments
Fiscal year	Operating Leases	Finance Leases
2022	$2,672	$1,287
2023	4,844	2,166
2024	5,066	1,757
2025	4,809	1,792
2026	4,751	1,828
Thereafter	11,804	1,864
Total	33,946	10,694
Less: Imputed Interest	(13,714)	(1,496)
Present value of net lease payments	$20,232	$9,198

Lease liability, current portion	$2,015	$1,903
Lease liability, net of current portion	18,217	7,295
Total lease liability	$20,232	$9,198

Schedule of supplemental information and non-cash activities related to operating and finance lease
Six Months Ended June 30, 2022
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows from operating leases	$1,532
Operating cash flows from finance leases	351
Financing cash flows from finance leases	936
$2,819
Lease liabilities arising from new right-of-use assets
Operating leases	$9,991

As of June 30, 2022
Weighted average remaining lease term (in years)
Operating leases	6.8
Finance leases	5.2

Weighted average discount rate
Operating leases	15.5%
Finance leases	5.9%

Scheduel of minimum aggregate future obligations under non-cancelable operating leases
Year ended December 31,
2022	$2,384
2023	2,695
2024	2,775
2025	2,859
2026	2,944
Thereafter	991
$14,648

Schedule of minimum aggregate future minimum lease payments under capital leases
Year ended December 31,
2022	$2,574
2023	2,166
2024	1,757
2025	1,792
2026	1,840
Thereafter	1,864
$11,993

Years ended December 31,
2022	$2,574
2023	2,166
2024	1,757
2025	1,792
2026	1,840
Thereafter	1,864
$11,993